Share-based Compensation (Share Option Activities) (Details) - Share Options [Member]	12 Months Ended
Jun. 30, 2016 years $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Beginning Balance | shares	10,568,174
Number of Options, Granted | shares	50,000
Number of Options, Exercised | shares	(2,945,616)
Number of Options, Expired | shares	(196,568)
Number of Options, Forfeited | shares	(1,168,908)
Number of Options, Ending Balance | shares	6,307,082
Number of options, Vested and exercisable, Ending Balance | shares	4,464,070
Weighted Average Exercise Price, Beginning balance | $ / shares	$ 3.13
Weighted Average Exercise Price, Granted | $ / shares	7.42
Weighted Average Exercise Price, Exercised | $ / shares	2.75
Weighted Average Exercise Price, Expired | $ / shares	2.02
Weighted Average Exercise Price, Forfeited | $ / shares	6.05
Weighted Average Exercise Price, Ending balance | $ / shares	2.84
Weighted Average Exercise Price, Vested and exercisable, Ending Balance | $ / shares	$ 2.32
Weighted Average Remaining Contractual Life (years), Beginning balance | years	2.26
Weighted Average Remaining Contractual Life (years), Granted | years	4.53
Weighted Average Remaining Contractual Life (years), Ending balance | years	1.54
Weighted Average Remaining Contractual Life (years), Vested and exercisable, Ending balance | years	0.85